Other current financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Other current financial liabilities.	€ 12,115
Other current financial assets	264	€ 10,704	[1]
Foreign currency forward contracts
Financial instruments
Other current financial liabilities.	€ 8,565
Other current financial assets		€ 3,845

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”